Trade And Unbilled Receivables, Net	12 Months Ended
Dec. 31, 2021
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Trade And Unbilled Receivables And Contract Assets, Net	TRADE AND UNBILLED RECEIVABLES AND CONTRACT ASSETS, NET
The following table presents the components of trade receivables and contract assets, net as of December 31, 2021 and 2020.

	December 31, 2021	December 31, 2020
Trade and unbilled receivables (1)	$1,168,258	$1,191,195
Contract assets (2)	1,610,510	1,343,365
Less – allowance for credit loss (3)	(8,644)	(14,998)
	$2,770,124	$2,519,562

(1)    Trade and unbilled receivables balances represents amounts for which the Company's right for consideration is unconditional. The balance also includes receivables from affiliated companies in the amounts of $55,019 and $62,915, as of December 31, 2021 and 2020, respectively. Trade receivables and contract assets are expected to be billed and collected during 2022.

(2)    Contract assets (unbilled receivables) include unbilled amounts typically resulting from sales under contracts for which over-time method of revenue recognition is utilized, and revenue recognized exceeds the amount billed to the customer.

Short and long-term trade receivables and contract assets include amounts related to contracts with the Israeli Ministry of Defense ("IMOD") in the aggregate amounts of $916,537 and $899,442, as of December 31, 2021 and 2020, respectively.

(3)    Allowance for credit losses reflects its current estimate of credit losses expected to be incurred over the life of the trade receivables based on historical experience, current conditions and reasonable and supportable forecasts. The changes in the allowance for credit losses were as follows:

	2021	2020
Balance as of January 1,	$16,192	$10,557
Current period provision for expected credit loss	65	2,149
Write-off charges against the allowance for expected credit losses	(5,950)	(1,998)
Cummulative effect related to adoption of ASC 326	—	5,484
Balance as of December 31,	$10,307	$16,192

As for long-term trade and unbilled receivables. (see Note 7).